EATON VANCE INVESTMENT TRUST
                                24 Federal Street
                                Boston, MA 02110



                                  CERTIFICATION

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and Regulation S-T, Eaton Vance Investment Trust (the "Registrant") (1933 Act File No. 033-1121) certifies (a) that the forms of prospectuses and statements of additional information dated August 1, 1998 used with respect to the following series of the Registrant, do not differ materially from those contained in Post-Effective Amendment No. 40 ("Amendment No. 40") to the Registrant's Registration Statement on Form N-1A, and (b) that Amendment No. 40 was filed electronically with the Commission (Accession No. 0000950156-98-000466) on July 23, 1998:

     Eaton Vance California Limited Maturity Municipals Fund Eaton Vance Connecticut Limited Maturity Municipals Fund Eaton Vance Florida Limited Maturity Municipals Fund Eaton Vance Massachusetts Limited Maturity Municipals Fund Eaton Vance Michigan Limited Maturity Municipals Fund Eaton Vance National Limited Maturity Municipals Fund Eaton Vance New Jersey Limited Maturity Municipals Fund Eaton Vance New York Limited Maturity Municipals Fund Eaton Vance Ohio Limited Maturity Municipals Fund Eaton Vance Pennsylvania Limited Maturity Municipals Fund

                                                   EATON VANCE INVESTMENT TRUST



                                                       By:/s/ Eric G. Woodbury
                                          Eric G. Woodbury, Assistant Secretary
Date:  August 4, 1998